Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000256345 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Net Asset Value Class II
Average Annual Return, Percent	10.85%	1.99%	3.64%
C000256346 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Net Asset Value Class I
Average Annual Return, Percent	11.11%	2.25%	3.90%
C000256347 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Net Asset Value Class I
Average Annual Return, Percent	20.47%	5.73%	11.93%
C000256350 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Net Asset Value Class II
Average Annual Return, Percent	10.86%	10.88%	8.73%
C000256349 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Net Asset Value Class I
Average Annual Return, Percent	11.19%	11.16%	9.01%
C000256352 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Net Asset Value Class I
Average Annual Return, Percent	8.16%	4.21%	5.49%
C000256351 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Net Asset Value Class II
Average Annual Return, Percent	7.92%	3.95%	5.16%
C000256353 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Net Asset Value Class II
Average Annual Return, Percent	23.07%	14.69%	15.47%
C000256354 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Net Asset Value Class I
Average Annual Return, Percent	23.35%	14.98%	15.75%
C000256355 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Net Asset Value Class I
Average Annual Return, Percent	11.40%	9.08%	9.38%
C000256356 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Net Asset Value Class II
Average Annual Return, Percent	11.14%	8.81%	9.11%
C000256357 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Net Asset Value Class II
Average Annual Return, Percent	8.88%	0.51%	2.59%
C000256358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Net Asset Value Class I
Average Annual Return, Percent	9.17%	0.74%	2.84%
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.44%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Standard & Poor’s 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Standard And Poors 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BofA U S High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.50%	4.50%	6.45%
ICE BofA U S All Convertibles Speculative Quality Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All-Convertibles Speculative Quality Index
Average Annual Return, Percent	46.45%	8.53%	18.06%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	8.66%	6.65%	12.49%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	11.05%	9.83%	9.78%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%